8 CRC Transferred to the Parana State Government (Tables)	12 Months Ended
Dec. 31, 2019
CRC Transferred To Parana State Government [Abstract]
Changes in CRC

8.1       Changes in CRC

Balance as of		Monetary		Balance as of		Monetary		Balance as of
January 1, 2018	Interest	variations	Amortizations	December 31, 2018	Interest	variations	Amortizations	December 31, 2019
1,516,362	93,009	95,788	(260,117)	1,445,042	87,710	96,519	(278,586)	1,350,685
Current				190,876				219,236
Noncurrent				1,254,166				1,131,449

Maturity of Noncurrent Installments	8.2 Maturity of noncurrent installments
2021	233,817
2022	249,367
2023	265,951
2024	283,638
After 2024	98,676
1,131,449